SHARE-BASED COMPENSATION (Summary of Assumptions Used in Option-pricing Model) (Details) - Share Options [Member]	12 Months Ended
	Dec. 31, 2016 Numbers $ / shares	Dec. 31, 2015 Numbers $ / shares	Dec. 31, 2014 Numbers $ / shares
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	1.62%	1.89%	3.09%
Exercise Multiple | Numbers	2.2	2.8	2.2
Expected Forfeiture Rate	0.00%	0.00%	12.50%
Expected option life	10 years	10 years	10 years
Volatility rate	87.81%	50.00%	58.00%
Dividend yield	0.00%	0.00%	0.00%
Share price (in US dollars per share)	$ 0.77	$ 0.74	$ 1.31
Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	0.54%	0.00%	0.00%
Exercise Multiple
Expected Forfeiture Rate
Expected option life	6 months
Volatility rate	63.10%
Dividend yield
Share price (in US dollars per share)	$ 0.65